Cash and cash equivalents	6 Months Ended
Jun. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

7                                         Cash and cash equivalents

	June 30, 2012	December 31, 2011
	(unaudited)
Cash	1,038	945
Short-term investments	3,045	2,586
	4,083	3,531

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

The increase in cash equivalents during the 2012, is mainly related to the notes issued during the quarter ended June 30, 2012 (note 12).